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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):           [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Watershed Asset Management, L.L.C.
Address:   One Maritime Plaza, Suite 1525
           San Francisco, CA 94111

Form 13F File Number: 28-11095

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Meridee A. Moore
Title:    Senior Managing Member
Phone:   (415) 391-8900

Signature, Place, and Date of Signing:



/s/ Meridee A. Moore     San Francisco, CA               May 16, 2011
--------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           1

Form 13F Information Table Entry Total:      22

Form 13F Information Table Value Total:     $354,654
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number     Name

     1          28-11473          WS Partners, L.L.C.


                                                     FORM 13F INFORMATION TABLE

                                                            VALUE     SHARES/   SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS        CUSIP    (x $1000)   PRN AMT   PRN CALL  DSCRETN  MANAGERS   SOLE    SHARED  NONE
--------------             --------------        -----    ---------   --- ---   --- ----  -------  --------   ----    ------  -----
CAPITALSOURCE INC             COM              14055X102    2,523      358,400    SH        OTHER     1      358,400
CHEMTURA CORP                 COM NEW          163893209   11,425      664,258    SH        OTHER     1      664,258
CIT GROUP INC                 COM NEW          125581801   19,540      459,218    SH        OTHER     1      459,218
CLEAR CHANNEL OUTDOOR HLDGS   CL A             18451C109    6,144      422,300    SH        OTHER     1      422,300
CVR ENERGY INC                COM              12662P108    8,142      351,575    SH        OTHER     1      351,575
DYNEGY INC DEL                COM              26817G300    1,423      250,000    SH        OTHER     1      250,000
EQUINIX INC                   NOTE 3.000%10/1  29444UAG1   34,850   31,700,000   PRN        OTHER     1   31,700,000
GENERAL MTRS CO               COM              37045V100    3,413      110,000    SH        OTHER     1      110,000
BLOCK H & R INC               COM              093671105    8,542      510,300    SH        OTHER     1      510,300
BLOCK H & R INC               COM              093671105    8,542      510,300    SH  PUT   OTHER     1      510,300
ISHARES TR                    RUSSELL 2000     464287655   59,761      710,000    SH  PUT   OTHER     1      710,000
MACYS INC                     COM              55616P104    7,787      321,000    SH        OTHER     1      321,000
MASCO CORP                    COM              574599106   10,272      737,933    SH        OTHER     1      737,933
MGM RESORTS INTERNATIONAL     COM              552953101   12,027      914,600    SH  PUT   OTHER     1      914,600
PACKAGING CORP AMER           COM              695156109   15,552      538,315    SH        OTHER     1      538,315
SAFEWAY INC                   COM NEW          786514208   12,005      510,000    SH        OTHER     1      510,000
SMURFIT-STONE CONTAINER CORP  COM              83272A104      671       17,371    SH        OTHER     1       17,371
SPDR S&P 500 ETF TR           TR UNIT          78462F103   99,443      750,000    SH  PUT   OTHER     1      750,000
TIME WARNER TELECOM INC       DBCV 2.375% 4/0  887319AC5    4,822    4,000,000   PRN        OTHER     1    4,000,000
TW TELECOM INC                COM              87311L104    5,871      305,800    SH        OTHER     1      305,800
VIRGIN MEDIA INC              COM              92769L101   10,255      369,000    SH        OTHER     1      369,000
VODAFONE GROUP PLC NEW        SPONS ADR NEW    92857W209   11,644      405,000    SH        OTHER     1      405,000